Annual Operating Expenses - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio	Apr. 30, 2025
VIP Emerging Markets Portfolio - Initial Class
Operating Expenses:
Management fee	0.84%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.88%
VIP Emerging Markets Portfolio - Service Class
Operating Expenses:
Management fee	0.84%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Total annual operating expenses	0.98%
VIP Emerging Markets Portfolio - Service Class 2
Operating Expenses:
Management fee	0.84%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	1.13%

[1]	A Adjusted to reflect current fees.